Calvert
Equity Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Capital Markets — 8.4%
Intercontinental Exchange, Inc.	580,495	$ 94,016,970
Moody's Corp.	110,101	56,245,096
MSCI, Inc.	115,818	66,448,261
S&P Global, Inc.	354,106	185,052,255
		$ 401,762,582
Chemicals — 6.7%
Air Products and Chemicals, Inc.	191,966	$ 47,419,441
Ecolab, Inc.	585,666	153,749,039
Linde PLC	285,831	121,875,480
		$323,043,960
Commercial Services & Supplies — 1.9%
Copart, Inc.(1)	1,029,536	$40,306,334
Veralto Corp.	517,500	51,636,150
		$91,942,484
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	26,657	$22,987,397
Dollar General Corp.	631,800	83,884,086
		$106,871,483
Containers & Packaging — 0.6%
Ball Corp.	551,715	$29,224,344
		$29,224,344
Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	1,126,496	$152,234,670
TE Connectivity PLC	215,173	48,954,009
		$201,188,679
Financial Services — 10.4%
Mastercard, Inc., Class A	387,983	$221,491,735
PayPal Holdings, Inc.	758,596	44,286,834
Visa, Inc., Class A	664,594	233,079,762
		$498,858,331
Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories, Inc.(1)	161,317	$109,135,790
Intuitive Surgical, Inc.(1)	64,474	36,515,495
		$145,651,285
Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	332,077	$27,964,204
		$27,964,204
Insurance — 2.8%
Aon PLC, Class A	115,373	$40,712,824
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	508,978	$ 94,425,599
		$ 135,138,423
Interactive Media & Services — 4.7%
Alphabet, Inc., Class C	722,348	$ 226,672,802
		$ 226,672,802
IT Services — 4.3%
Gartner, Inc.(1)	299,892	$ 75,656,754
VeriSign, Inc.	540,282	131,261,512
		$206,918,266
Life Sciences Tools & Services — 15.1%
Agilent Technologies, Inc.	868,681	$118,201,424
Danaher Corp.	1,003,234	229,660,327
Revvity, Inc.(2)	523,863	50,683,745
Thermo Fisher Scientific, Inc.	398,213	230,744,523
West Pharmaceutical Services, Inc.	350,565	96,454,454
		$725,744,473
Machinery — 3.7%
IDEX Corp.	299,379	$53,271,499
Xylem, Inc.	893,204	121,636,521
		$174,908,020
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., Class A	389,673	$40,806,557
		$40,806,557
Pharmaceuticals — 3.5%
Zoetis, Inc.	1,325,223	$166,739,558
		$166,739,558
Professional Services — 6.8%
Equifax, Inc.	513,338	$111,384,079
Verisk Analytics, Inc.	967,954	216,521,630
		$327,905,709
Software — 8.2%
Adobe, Inc.(1)	127,104	$44,485,129
Intuit, Inc.	180,527	119,584,696
Microsoft Corp.	434,115	209,946,696
Tyler Technologies, Inc.(1)	39,299	17,839,781
		$391,856,302
Specialized REITs — 2.9%
American Tower Corp.	606,279	$106,444,404
Crown Castle, Inc.	373,175	33,164,062
		$139,608,466

Calvert
Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 4.6%
O'Reilly Automotive, Inc.(1)	456,215	$ 41,611,370
TJX Cos., Inc.	1,170,966	179,872,087
		$ 221,483,457
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	486,957	$ 31,024,030
		$ 31,024,030
Venture Capital — 0.0%†
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$ 187,162
Digital Directions International, Inc.(1)(3)(4)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	16,063
		$203,225
Total Common Stocks (identified cost $2,128,787,003)		$4,615,516,640

Preferred Stocks — 0.0%†

Security	Shares	Value
Venture Capital — 0.0%†
Sword Diagnostics(1)(3)(4)	1,264,108	$ 129,318
Total Preferred Stocks (identified cost $432,472)		$ 129,318

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Accion Frontier Inclusion Fund LP(1)(3)(4)	$ 1,664,005
Africa Renewable Energy Fund LP(1)(3)(4)	130,903
Arborview Capital Partners LP(1)(3)(4)	5,565
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(3)(4)	565
Coastal Ventures III LP(1)(3)(4)	391,274
Core Innovations Capital I LP(1)(3)(4)	2,760,938
Cross Culture Ventures I LP(1)(3)(4)	908,724
DBL Equity Fund BAEF II LP(1)(3)(4)	1,970,628
DBL Partners III LP(1)(3)(4)	1,980,428
First Analysis Private Equity Fund V LP(1)(3)(4)	521,148
Impact Ventures II LP(1)(3)(4)	0
LeapFrog Financial Inclusion Fund(1)(3)(4)	3,763
New Markets Education Partner LP(1)(3)(4)	18,332
Security	Value
New Markets Venture Partners II LP(1)(3)(4)	$ 41,808
Owl Ventures LP(1)(3)(4)	984,320
Renewable Energy Asia Fund LP(1)(3)(4)	974
SJF Ventures III LP(1)(3)(4)	331,278
Westly Capital Partners Fund II LP(1)(3)(4)	3,169
Total Venture Capital Limited Partnership Interests (identified cost $6,181,890)	$ 11,717,822

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(5)	164,278,313	$ 164,278,313
Total Short-Term Investments (identified cost $164,278,313)		$ 164,278,313
Total Investments — 99.9% (identified cost $2,299,679,678)		$4,791,642,093
Other Assets, Less Liabilities — 0.1%		$ 6,859,984
Net Assets — 100.0%		$4,798,502,077

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $23,557,948 and the total market value of the collateral received by the Fund was $24,201,047, comprised of U.S. government and/or agencies securities.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $12,050,365, which represents 0.3% of the net assets of the Fund as of December 31, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08 - 8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15 - 12/6/23	671,711
Africa Renewable Energy Fund LP	4/17/14 - 7/18/22	997,030
Arborview Capital Partners LP	11/13/12 - 12/7/21	0
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16 - 10/27/23	317,917
Coastal Ventures III LP	7/30/12 - 1/9/19	10,836
Core Innovations Capital I LP	1/6/11 - 6/30/17	0
Cross Culture Ventures I LP	2/24/16 - 12/15/25	386,149
DBL Equity Fund BAEF II LP	3/30/11 - 8/2/16	564,959
DBL Partners III LP	1/16/15 - 4/28/22	870,896
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
First Analysis Private Equity Fund V LP	6/7/13 - 6/13/18	0
Impact Ventures II LP	9/8/10 - 2/5/18	593,449
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10 - 1/23/19	0
New Markets Education Partner LP	9/27/11 - 6/1/21	0
New Markets Venture Partners II LP	7/21/08 - 5/3/16	0
Owl Ventures LP	7/10/14 - 10/30/25	15,000
Renewable Energy Asia Fund LP	9/29/10 - 1/5/17	1,753,943
SJF Ventures III LP	2/6/12 - 7/14/17	0
Sword Diagnostics, Preferred	12/26/06 - 11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11 - 4/16/21	0
		$8,022,401
The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $164,278,313, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$177,814,014	$529,851,742	$(543,387,443)	$ —	$ —	$164,278,313	$1,519,364	164,278,313

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,615,313,415(2)	$ —	$ —	$4,615,313,415
Common Stocks - Venture Capital	—	—	203,225	203,225
Preferred Stocks - Venture Capital	—	—	129,318	129,318
Venture Capital Limited Partnership Interests	—	—	11,717,822	11,717,822
Short-Term Investments	164,278,313	—	—	164,278,313
Total Investments	$4,779,591,728	$ —	$12,050,365	$4,791,642,093

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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